Third Party Guarantees, Other Contingent Assets And Liabilities, And Other Commitments - Additional Information (Detail) $ in Thousands					12 Months Ended
	Apr. 09, 2019 item	Jul. 23, 2018 CLP ($)	Nov. 03, 2017 CLF ( )	Aug. 11, 2017 CLP ($) customer	Dec. 31, 2018 CLF ( ) customer item	Dec. 31, 2018 USD ($) customer item	Dec. 31, 2018 CLP ($) customer item	Dec. 31, 2018 CLP ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CLP ($)	Mar. 31, 2016 CLF ( )	Mar. 31, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
Fine imposed by Superintendence of electricity and fuels		$ 10,000
Ruling issed fine imposed (UTA) | item					10,000	10,000	10,000
Provision amount								$ 12,634,688
Debt obligations |											2,800,000
Cross default limit									$ 50,000,000
Percentage of debt repayment acceleration						50.00%		50.00%
Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit						$ 100,000						$ 50,000,000
Percentage of debt repayment acceleration						50.00%		50.00%
Ms. Evelyn del Carmen Molina Gonzalez [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							$ 2,000,000
Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							$ 600,000
Number of customers without electricity supply for period exceeding 20 hours | customer				23,359	100,000	100,000	100,000
Fine imposed by Superintendence of electricity and fuels			35,611	$ 70,000			$ 80,000
Number of new consumers joined in lawsuit | customer					35	35	35
Enel Distribucion Chile S.A. [Member] | Ms. Camila Paz Castillo Abarca [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							$ 200,000
Enel Distribucion Chile S.A. [Member] | Ms. Kimora Belen Fernandez Castillo [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							200,000
Enel Distribucion Chile S.A. [Member] | Ms. Graciela Rodriguez Mundaca [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							200,000
Enel Distribucion Chile S.A. [Member] | Mr. Victor Hugo Coronado Gonzalez [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							704,860
Litigation claim amount of damages for lost profits							264,860
Litigation claim amount for punitive damages							440,000
Ingenieria Electrica Azeta Ltda and Enel Distribucion Chile S.A. [Member] | Ms. Ximena Acevedo Herrera [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							878,227
Litigation claim amount of damages for lost profits							28,226
Litigation claim amount for punitive damages							850,000
Maite Alu Letelier Molina [Member
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							1,000,000
Daniela Anas Letelier Molina [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							$ 500,000
Enel Green Power Chile Group [Member]
Disclosure Of Other Provisions [Line Items]
Debt obligations						$ 20,859,907,000
Cross default limit						50,000,000
Proceeds from borrowings						30,000
Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Debt obligations						$ 212,736,908
GasAtacama Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Provision recognized on litigation, percentage					25.00%	25.00%	25.00%
Fine of illegality claim against the superintendence of electricity and fuels					120,000		$ 5,802,360
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments								$ 8,404,005		$ 16,493,309
Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Debt obligations						$ 678,787,835,000
Cross default limit						$ 150,000,000
Percentage of debt repayment acceleration						25.00%		25.00%
Yankee Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit						$ 30,000,000
Percentage of bondholders, demands debt acceleration					25.00%	25.00%	25.00%
Cross default threshold amount						$ 50,000,000
Bonds outstanding								$ 497,233,719
Local Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit						$ 50,000,000
Percentage of bondholders, demands debt acceleration					50.00%	50.00%	50.00%
Bonds outstanding								$ 329,260,529
Series H [Member]
Disclosure Of Other Provisions [Line Items]
Financial debt to capitalization ratio, maximum					0.64%	0.64%	0.64%
Debt to capitalization ratio						0.30%		0.30%
Minimum equity requirement								$ 761,661,000
Equity								$ 1,970,521,000
Financial expense coverage ratio					12.23%	12.23%	12.23%
Net asset position						$ 125,000,000
Series H [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio					1.85%	1.85%	1.85%
Series H [Member] | Top of Range
Disclosure Of Other Provisions [Line Items]
Net asset position						$ 100,000,000
Series M [Member]
Disclosure Of Other Provisions [Line Items]
Financial debt to capitalization ratio, maximum					0.64%	0.64%	0.64%
Debt to capitalization ratio						0.30%		0.30%
Financial debt to net equity ratio, maximum					1.40%	1.40%	1.40%
Debt to equity ratio					0.42%	0.42%	0.42%
Debt/EBITDA ratio, maximum					6.50%	6.50%	6.50%
Debt/EBITDA ratio					1.44%	1.44%	1.44%
Commencement of major litigation [member] | GasAtacama Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Ruling issed fine imposed (UTA) | item	500